Stock Option Activity (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of options
Outstanding as of January 1, 2017	822,218
Granted	135,850
Exercised	(203,174)	(62,430)	(49,887)
Forfeited	(65,064)
Outstanding as of December 31, 2017	689,830	822,218
Vested and expected to vest as of December 31, 2017	583,872
Exercisable as of December 31, 2017	214,706
Weighted-Average Exercise Price
Outstanding as of January 1, 2017	¥ 233.37
Granted	298.25
Exercised	94.23
Forfeited	195.46
Outstanding as of December 31, 2017	273.20	¥ 233.37
Vested and expected to vest as of December 31, 2017	273.20
Exercisable as of December 31, 2017	¥ 306.54
Weighted-Average Remaining Contractual Term
Outstanding	7 years 3 months 19 days	7 years 9 months 18 days
Vested and expected to vest as of December 31, 2017	7 years 3 months 19 days
Exercisable as of December 31, 2017	8 years 2 months 12 days
Aggregate Intrinsic Value of Options
Outstanding as of January 1, 2017	¥ 76,644
Outstanding as of December 31, 2017	55,611	¥ 76,644
Vested and expected to vest as of December 31, 2017	47,069
Exercisable as of December 31, 2017	¥ 7,639